Summary Of Significant Accounting Policies - Schedule of Effect of Adoption of IFRS 16 for Consolidated Financial Statement (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets:
Property, plant and equipment	¥ 1,764,611	¥ 1,507,786	¥ 1,510,132
Intangible assets	835,477	821,785
Other assets	4,272,630	4,079,871
Total assets	212,158,463	195,503,623
Liabilities:
Borrowings	17,121,362	12,167,858
Other liabilities	7,601,355	6,131,739
Total liabilities	201,223,585	183,730,177
Equity:
Total equity	10,934,878	11,773,446		¥ 11,887,283
Total equity and liabilities	212,158,463	¥ 195,503,623
Increase (decrease) due to application of IFRS 16
Assets:
Property, plant and equipment	380,632
Intangible assets	11,755
Other assets	(3,790)
Total assets	388,597
Liabilities:
Borrowings	388,612
Other liabilities	(15)
Total liabilities	388,597
Equity:
Total equity
Total equity and liabilities	¥ 388,597